UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Institutional Portfolio

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31
Date of reporting period: February 28, 2005

ITEM 1.      REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Prime Cash Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Certificates of Deposit (Yankee) — 4.5%

Barclays Bank PLC:
2.14% due 4/11/05	$50,000	$49,972,512
2.42% due 4/18/05	75,000	75,000,000
Credit Suisse First
Boston USA (a):
2.58% due 3/21/05	50,000	50,000,000
2.88% due 5/25/05	50,000	50,001,700
Rabobank Nederland,
2.50% due 5/12/05	50,000	49,750,000

		274,724,212

Commercial Paper — 75.0%

Alpine Securitization Corp.,
2.60% due 4/4/05	60,000	59,852,667
Atomium Funding Corp.:
2.49% due 3/16/05	48,566	48,515,613
2.60% due 4/1/05	50,000	49,888,056
BankAmerica Corp.,
2.14% due 4/11/05	50,000	49,878,139
Barton Cap Corp.,
2.52% due 3/11/05 (b)	86,292	86,231,596
Beethoven Funding Corp.:
2.55% due 3/22/05	55,232	55,149,842
2.60% due 3/22/05	63,340	63,243,934
Blue Heron Funding V
Ltd. Series 5A, 2.63%
due 3/23/05 (a)(b)	75,000	75,000,000
Blue Heron Funding VII
Ltd. Series 7A, 2.70%
due 3/29/05 (a)(b)	25,000	25,000,000
Bryant Park
Funding LLC (b):
2.54% due 3/1/05	56,279	56,279,000
2.51% due 3/16/05	52,205	52,150,402
2.70% due 5/3/05	50,442	50,203,662
Chariot Funding LLC,
2.54% due
3/15/05 (b)	55,219	55,164,456
Chesham Finance Ltd.:
2.45% due 3/7/05	50,000	49,979,583
2.59% due 3/10/05	137,175	137,086,179
Cimarron CDO., Ltd.,
Series A-1,
2.58% due 3/15/05 (b) 68,770		68,686,215
Cobbler Funding LLC,
2.67% due 4/25/05 (b) 60,000		59,755,250
Curzon Funding LLC:
2.55% due 3/1/05	46,890	46,890,000
2.65% due 3/30/05	69,865	69,715,858
Davis Square Fund III
Corp. (b):
2.55% due 3/23/05	50,000	49,922,083
2.50% due 3/24/05	66,300	66,194,104
Depfa Bank Europe
PLC (b):
2.43% due 3/14/05	75,000	74,934,188
2.64% due 4/19/05	75,000	74,730,500
Fenway Funding LLC,
2.57% due 3/10/05	80,000	79,948,600
Foxboro Funding Ltd.,
2.56% due 3/1/05 (b)	65,362	65,362,000
Gemini Securitization
LLC.,
2.52% due 3/11/05 (b) 55,119		55,080,417
General Electric
Capital Corp.,
2.47% due 5/2/05	60,000	59,744,767
General Electric
Capital Services,
2.60% due 4/6/05 (b)	50,000	49,870,000
Goldman Sachs Group,
2.72% due 3/1/05 (a)	75,000	75,000,000
Hannover Funding
Co., LLC (b):
2.54% due 3/1/05	35,875	35,875,000
2.55% due 3/14/05	63,731	63,672,314
2.60% due 3/24/05	47,356	47,277,336
Jupiter Securitization
Corp.,
2.53% due 3/9/05 (b)	80,210	80,164,904
Landale Funding LLC,
2.73% due 5/16/05 (b) 60,000		59,654,200
Liberty Harbour
CDO, Inc.,
Series 2005-1,
2.56% due 3/18/05 (b) 65,078		64,999,328
LINKS Finance LLC,
2.55% due 3/1/05 (a)	60,000	59,999,482
Main Street
Warehouse LLC:
2.57% due 3/14/05	50,000	49,953,597
2.67% due 3/30/05	75,000	74,838,688
Mane Funding Corp.,
2.50% due 3/18/05 (b)109,000		108,871,319

19

Prime Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d.)

Market Street Funding (b):
2.53% due 3/21/05	$50,000	$49,929,722
2.54% due 3/21/05	44,291	44,228,500
Mica Funding LLC:
2.58% due 3/7/05	50,000	49,978,500
2.55% due 3/15/05	63,213	63,150,314
2.60% due 3/21/05	60,000	59,913,333
National Australia Funding
Corp.,
2.55% due 3/17/05 (b) 60,000		59,932,000
New Center Asset Trust,
Series A-1,
2.67% due 3/30/05	75,000	74,838,688
New Amsterdam
Receivables,
2.55% due 3/21/05	50,000	49,929,167
Nyala Funding LLC.,
2.50% due 3/15/05 (b) 95,000		94,907,639
Old Line Funding
Corp., 2.52%
due 3/14/05 (b)	39,020	38,984,492
Paradigm Funding LLC.,
2.54% due 3/22/05 (b) 50,000		49,925,917
Park Sienna LLC,
2.60% due 3/10/05	92,101	92,041,134
Perry Global Funding
LLC., Series A,
2.61% due 4/8/05 (b)	50,000	49,862,250
Polonius Inc.,
2.96% due 7/25/05	63,140	62,382,039
Premier Asset
Collateralized Entity
1.99% due 3/10/05	22,700	22,688,707
Prudential PLC,
2.50% due 3/15/05 (b) 38,000		37,963,056
Regency Markets LLC:
2.54% due 3/3/05	66,513	66,503,614
2.89% due 6/20/05	75,000	74,331,688
Saint Germain
Holdings Ltd.:
2.55% due 3/9/05	45,000	44,974,500
2.57% due 3/14/05	52,500	52,451,277
Santander Center
Hispano Finance
(Delaware) Inc.,
2.78% due 5/16/05	60,000	59,647,233
Sigma Finance Inc.:
2.55% due 3/1/05 (a)	70,000	69,986,808
2.74% due 5/16/05	60,000	59,652,933
Silver Tower US Funding,
2.55% due
3/22/05 (b)	55,000	54,918,188
Stanfield Victoria
Finance LLC.:
2.56% due 3/1/05 (a)	50,000	49,999,753
2.58% due 3/15/05 (a) 75,000		74,992,454
Surrey Funding Corp.:
2.55% due 3/8/05	60,000	59,970,250
2.50% due 3/14/05	82,320	82,245,683
Tango Finance Corp.,
2.75% due 6/3/05 (b)	58,500	58,079,938
Tasman Funding Inc.:
2.54% due 3/21/05	50,000	49,929,444
2.52% due 3/31/05	50,000	49,895,000
2.73% due 4/26/05	60,000	59,745,200
Ticonderoga Funding
LLC, 2.53% due
3/14/05 (b)	39,000	38,964,369
Victory Receivables
Corp.,
2.55% due 3/15/05	50,000	49,950,417
Wal-Mart Funding Corp.,
2.66% due 4/20/05 (b) 75,000		74,722,917
White Pine Finance LLC,
2.55% due
3/15/05 (a)	100,000	99,970,740
Whistlejacket Capital Ltd.,
2.58% due 3/1/05 (a)	35,000	34,999,165

		4,621,350,308

Master Notes (a) — 4.1%

Merrill Lynch & Co., Inc.,
2.78% due 3/1/05	200,000	200,000,000
Morgan Stanley,
2.83% due 3/1/05	50,000	50,000,000

		250,000,000

Time Deposits — 11.6%

JP Morgan Chase Grand
Cayman Islands,
.50% due 3/1/05	200,000	200,000,000
National City Bank
Kentucky,
2.50% due 3/1/05	257,382	257,382,000
Societe Generale
Cayman Islands,
2.50% due 3/1/05	260,000	260,000,000

		717,382,000

20

Prime Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

	Principal
	Amount
Issuer	(000’s omitted)	Value

U.S. Government Agency
Discount Notes — 4.8%

Federal National
Mortgage Association:
2.57% due 3/1/05 (a)	$ 70,000	$69,998,319
2.43% due 4/3/05 (a)	71,000	70,972,587
2.48% due 4/6/05	28,415	28,344,389
2.53% due 4/13/05	50,000	49,848,903
2.96% due 8/24/05	75,000	73,916,500

		293,080,698

Total Investments, at
Amortized Cost	100.0%	6,156,537,218
Other Assets in
Excess of Liabilities	0.0%	2,123,928

Total Net Assets	100.0%	$6,158,661,146

(a)	The coupon rate listed for floating or adjustable rate securities represent the rate at period end.
The due dates on these securities reflect the next interest rate date or, when applicable the maturity date.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions that are exempt from registration, normally to qualified institu- tional buyers.

See Notes to Financial Statements.

21

Prime Cash Reserves Portfolio
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S
February 28, 2005 (unaudited)

ASSETS:
Investments, at amortized cost (Note 1A)	$6,156,537,218
Cash	675
Interest receivable	2,929,967

Total Assets	6,159,467,860

LIABILITIES:
Management fee payable (Note 2)	377,888
Trustees’ fees payable	3,206
Accrued expenses and other liabilities	425,620

Total Liabilities	806,714

Total Net Assets	$6,158,661,146

REPRESENTED BY:
Capital paid in excess of beneficial interest	$6,158,661,146

See Notes to Financial Statements.

Prime Cash Reserves Portfolio
S T A T E M E N T   O F   O P E R AT I O N S
For the Six Months Ended February 28, 2005 (unaudited)

INVESTMENT INCOME (NOTE 1):		$58,553,055

EXPENSES:
Management fee (Note 2)	$2,757,815
Custody and fund accounting fees	501,562
Trustees’ fees	50,225
Audit and legal	39,910
Other	6,881

Total Expenses	3,356,393
Less: Management fees waived (Note 2)	(607,911)
Fees paid indirectly (Note 1E)	(157)

Net Expenses		2,748,325

Net Investment Income		$55,804,730

See Notes to Financial Statements.

22

Prime Cash Reserves Portfolio
S T A T E M E N T   O F   C H A N G E S   I N   N E T   A S S E T S
For the Six Months Ended February 28, 2005 (unaudited)
and the Year Ended August 31, 2004
	2005	2004

OPERATIONS:
Net investment income	$55,804,730	$39,310,891

CAPITAL TRANSACTIONS:
Proceeds from contributions	12,167,704,543	17,256,016,462
Value of withdrawals	(10,587,240,346)	(15,458,994,768)

Increase in Net Assets From Capital Transactions	1,580,464,197	1,797,021,694

Increase in Net Assets	1,636,268,927	1,836,332,585
NET ASSETS:
Beginning of period	4,522,392,219	2,686,059,634

End of period	$6,158,661,146	$4,522,392,219

See Notes to Financial Statements.

23

Prime Cash Reserves Portfolio
F I N A N C I A L   H I G H L I G H T S
	2005	(1)	2004		2003	2002	(2)

Total Return(3)	0.99	%†	1.07%		1.33%	2.08	%‡
Net Assets, End of
Period (000s)	$6,158,661		$4,522,392		$2,686,060	$1,226,216
Ratios to Average Net Assets:
Expenses(4)	0.10	%†(5)	0.10	%(5)	0.11%	0.15	%†
Net investment income	2.03	%†	1.08%		1.27%	1.77	%†

(1)	For the six months ended February 28, 2005 (unaudited).
(2)	For the period June 3, 2002 (commencement of operations) to August 31, 2002.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past per- formance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(4)	The Portfolio’s Manager waived a portion of its fees for the six months ended February 28, 2005 and the years ended August 31, 2004, 2003 and the period ended 2002. If such fees were not waived, the expense ratios would have been 0.12% (annualized), 0.13%, 0.19% and 0.20% (annual- ized), respectively.
(5)	The ratio of expenses to average net assets will not exceed 0.10%, as a result of voluntary expense limitation, which may be terminated at any time.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

24

Prime Cash Reserves Portfolio
N OT E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)

1. Significant Accounting Policies

Institutional Reserves Portfolio which changed its name to Prime Cash Reserves Portfolio (the “Portfolio”) on February 27, 2004, is a separate series of Institutional Portfolio (the Trust). The Trust is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

The following are significant accounting policies consistently followed by the Portfolio. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

     A. InvestmentValuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to the Fund’s compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

     C. Income Taxes The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

     D. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     E. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

25

Prime Cash Reserves Portfolio
N OT E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

2. Management Agreement and Other Transactions with Affiliates

The Manager is responsible for overall management of the Portfolio, business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

The management fees paid to the Manager are accrued daily and payable monthly. The management fees are computed at an annual rate of 0.10% of the Portfolio’s average daily net assets. The management fees amounted to $2,757,815 of which $607,911 was voluntarily waived for the six months ended February 28, 2005. Such waiver is voluntarily and may be terminated at any time at the discretion of the Manager.

The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions

Purchases and maturities and sales of money market instruments aggregated $120,100,956,154 and $118,507,912,619, respectively, for the six months ended February 28, 2005.

4.Trustee Retirement Plan

The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Three former Trustees are currently receiving payments under the plan. In addition two other former Trustees received a lump sum payment under the plan. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2005 was not material.

26

Prime Cash Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

5. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such dis-

27

Prime Cash Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

tribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Portfolio did not implement the contractual arrangement described above and will not receive any payments.

28

Institutional Enhanced Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Certificates of Deposit (Yankee) — 1.9%

BNP Paribas New York
Branch,
2.98% due 8/18/05	$3,000	$2,999,505

Commercial Paper — 65.9%

Amstel Funding Corp.
Credit Enhanced by
Abn Amro,
2.91% due 7/18/05 (a)	3,000	2,966,292
Aquinas Funding LLC,
Credit Enhanced by
Rabobank,
2.47% due 3/21/05 (a)	1,500	1,497,942
Atlantis One Funding Corp.
Credit Enhanced by
Rabobank:
2.88% due 7/25/05 (a)	1,268	1,253,190
2.95% due 8/9/05 (a)	3,000	2,960,421
Beethoven Funding Corp.
Credit Enhanced by
Dresdner Bank AG,
New York Branch: (a)
2.60% due 3/24/05,	5,000	4,991,694
2.66% due 4/6/05	2,567	2,560,172
Brahms Funding Corp.:
2.62% due 3/24/05 (a)	4,000	3,993,304
2.67% due 4/4/05 (a)	1,500	1,496,217
Bryant Park Funding LLC,
Credit Enhanced by
HSBC Bank (a)
2.77% due 5/16/05,	3,000	2,982,457
Cargill Inc.,
2.58% due 3/1/05 (a)	150	150,000
Chesham Finance LLC:
2.65% due 3/10/05 (a)	5,770	5,770,000
2.70% due 5/3/05 (a)	1,500	1,492,912
Cobbler Funding Ltd.
Credit Enhanced by
Nationwide:
2.47% due 3/1/05 (a)	1,500	1,500,000
2.70% due 4/28/05 (a)	2,685	2,673,320
Concord Minutemen Co.,
2.59% due 3/18/05 (a)	4,000	3,995,108
Crown Point Capital Co.,
3.02% due 8/16/05 (a)	3,000	2,957,720
Curzon Funding LLC,
2.52% due 3/22/05 (a)	1,500	1,497,795
Davis Square Funding III
Corp.,
2.70% due 4/29/05 (a)	1,500	1,493,362
Fenway Funding LLC.,
Credit Enhanced by
Lehman,
2.65% due 3/23/05 (a)	7,000	6,988,664
Galaxy Funding Inc.,
Credit Enhanced by
U.S. Bank,
2.45% due 3/22/05 (a)	1,500	1,497,856
Georgetown Funding Co.,
2.67% due 4/26/05 (a)	1,500	1,493,770
Grampian Funding Ltd. LLC,
Credit Enhanced by
HBOS, (a)
3.01% due 8/23/05,	4,000	3,941,472
Harwood Street
Funding Co., LLC,
2.61% due 3/24/05 (a)	1,000	998,332
Landale Funding LLC,
Credit Enhanced by
HBOS,
2.77% due 5/16/05 (a)	3,000	2,982,457
Legacy Capital Corp. LLC,
3.03% due 8/23/05 (a)	4,000	3,941,083
Liberty Harbour CDO Inc.,
2.55% due 3/9/05 (a)	4,000	3,997,733
Main Street Warehouse
Funding,
2.58% due 3/21/05 (a)	5,000	4,992,833
Monument Gardens
Funding LLC,
Credit Enhanced by
Rabobank,
2.58% due 4/11/05 (a)	1,500	1,495,593
Picaros Funding LLC,
Credit Enhanced by
KBC Bank,
2.86% due 7/26/05 (a)	1,500	1,482,482
Polonius Inc.
Credit Enhanced by
Danske Bank:
2.80% due 6/17/05	1,500	1,487,400
2.88% due 6/24/05	3,000	2,972,448
Premier Asset LLC,
2.70% due 5/2/05	1,500	1,493,025
Regency Markets
Credit Enhanced by
HSBC
No 1 LLC.,
2.90% due 6/20/05 (a)	5,000	4,955,292
Scaldis Capital Ltd. LLC,
Credit Enhanced by
Fortis Bank, (a)
2.85% due 7/22/05,	1,662	1,643,185
Solitaire Funding LLC,
Credit Enhanced by
HSBC Bank
2.82% due 5/24/05 (a)	4,000	3,973,680
Thunder Bay Funding Inc.,
Credit Enhanced by
Royal Bank of Canada,
2.90% due 8/8/05 (a)	1,500	1,480,667

Institutional Enhanced Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited) (continued)

Principal
Amount
Issuer	(000’s omitted)	Value

Commercial Paper — 65.9% (cont’d)

Tulip Funding Corp.,
Credit Enhanced by
ABN Amro
2.64% due 3/29/05 (a)	$4,000	$3,991,787
Whistlejacket Capital Ltd.,
Credit Enhanced by
Standard Charter
2.64% due 4/18/05 (a)	1,500	1,494,720

		103,536,385

Floating Rate Notes (b) — 15.3%

Aegis Asset Backed
Securities Trust,
2.84% due 10/25/13	931	930,797
American General Finance,
2.95% due 11/15/06	1,000	1,001,677
Banco Bilbao Vizcaya,
Sr. Notes,
2.66% due 9/21/07 (a)	1,000	999,897
Blue Heron Funding Ltd.,
2.65% due 5/23/05 (a)	3,000	3,000,000
Capital Auto Receivables
Asset Trust,
3.12% due 3/15/07	1,000	999,913
Centex Home Equity
Loan Trust,
3.09% due 12/25/32	33	32,856
Chase Funding Loan
Acquisition Trust,
2.80% due 9/25/25	395	395,222
Countrywide Alternative
Loan Trust,
2.95% due 2/25/35	918	917,650
Countrywide Funding Corp.,
2.67% due 3/29/06	3,000	3,000,800
Eli Lilly & Co., Sr. Notes,
2.92% due 8/24/07	3,000	3,003,042
EQCC Home Equity
Loan Trust,
2.82% due 11/15/28	172	171,760
Harrier Finance
Funding LLC,
2.47% due 9/15/05	1,000	999,789
Master Asset Backed
Securities Trust,
2.97% due 5/25/33	304	303,881
Merrill Lynch & Co.,
2.65% due 3/17/06	1,000	1,000,284
Nissan Auto Lease Trust,
2.55% due 1/15/07	1,000	999,962
Option One Mortgage
Loan Trust,
2.91% due 7/25/32	14	14,490
Residential Asset
Mortgage Products,
3.02% due 1/25/33	772	773,959
Saxon Asset Securitization
Trust:
2.90% due 3/25/32	47	46,974
2.83% due 12/26/34	873	872,622
Specialty Underwriting &
Residential Finance,
2.80% due 10/25/35	464	464,125
Stanfield Victoria LLC,
2.61% due 9/26/05	1,000	999,765
Volkswagen Auto Lease
Trust,
3.52% due 4/20/07	2,000	1,999,879
Wells Fargo & Co.,
2.61% due 9/28/07	1,000	1,000,000

		23,929,344

U.S. Government Agency
Discount Notes — 15.0%

Federal Home Loan Bank:
2.26% due 8/26/05 (b)	2,000	1,999,143
3.20% due 11/29/06	1,365	1,354,500
3.50% due 1/18/07	1,000	996,221
Federal Home Loan
Mortgage Corporation:
2.42% due 9/9/05 (b)	100	99,914
zero coupon
due 1/10/06	1,000	971,781
zero coupon
due 2/7/06	4,000	3,874,424
Federal National Mortgage
Association:
2.43% due 4/3/05 (b)	1,000	999,424
7.00% due 7/15/05	2,000	2,030,798
zero coupon
due 8/24/05	5,000	4,928,745
zero coupon
due 12/19/05	2,000	1,947,992
zero coupon
due 1/27/06	4,500	4,366,161

		23,569,103

U.S.Treasury Obligations — 4.4%

United States Treasury Notes:
2.38% due 8/15/06	5,000	4,926,175
3.38% due 2/28/07	2,000	1,992,812

		6,918,987

Total Investments — 102.5%
(Cost — $160,974,286)		160,953,324
Liabilities in Excess of
Other Assets — (2.5)%		(3,937,453)

Total Net Assets —	100.0%	157,015,871

Institutional Enhanced Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 28, 2005
(unaudited)

Principal
Amount
Issuer	(000’s omitted)	Value

The Fund invests primarily in short-term debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2005, 39.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by any one financial institution ranged from 0.91% to 7.4% of total investmetns.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	The coupon rate listed for floating or adjustable rate securities represent the rate at period end. The due dates on these securities reflect the next interest rate date or, when applicable the maturity date.

See Notes to Financial Statements.

Institutional Enhanced Portfolio
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S
February 28, 2005 (unaudited)

ASSETS:
Investments, at value (Cost, $160,974,286)	$160,953,324
Cash	193
Interest receivable	90,228

Total Assets	161,043,745

LIABILITIES:
Payable for securities purchased	3,992,874
Trustees’ fees payable	133
Accrued expenses and other liabilities	34,867

Total Liabilities	4,027,874

Total Net Assets	$157,015,871

REPRESENTED BY:
Capital paid in excess of par value	$157,015,871

See Notes to Financial Statements.

Institutional Enhanced Portfolio
S T A T E M E N T   O F   O P E R A T I O N S
For the Six Months Ended February 28, 2005 (unaudited)

INVESTMENT INCOME (NOTE 1):		$599,136

EXPENSES:
Management fee (Note 2)	$25,737
Audit fees	17,000
Custody and fund accounting fees	12,456
Legal fees	8,563
Shareholder communications	7,508
Trustees’ fees	306
Other	8,820

Total Expenses	80,390
Less: Expenses assumed by the Manager (Note 2)	(41,511)
Management fee waived (Note 2)	(25,737)
Fees paid indirectly (Note 1D)	(12)

Net Expenses		13,130

Net Investment Income		586,006

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment transactions		6,959
Net change in unrealized appreciation (depreciation) of investments		(21,390)

Net Loss on Investments		(14,431)

Net Increase in Net Assets From Operations		$571,575

See Notes to Financial Statements.

Institutional Enhanced Portfolio
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S
For the Six Months Ended February 28, 2005 (unaudited)
and the Year Ended August 31, 2004
	2005	2004

OPERATIONS:
Net investment income	$586,006	$75,713
Net realized gain	6,959	6,335
Net change in unrealized appreciation (depreciation)	(21,390)	(710)

Increase in Net Assets From Operations	571,575	81,338

CAPITAL TRANSACTIONS:
Proceeds from contributions	154,064,059	4,054,815
Value of withdrawals	(1,615,396)	(13,068,355)

Increase (Decrease) in Net Assets From
Capital Transactions	152,448,663	(9,013,540)

Increase (Decrease) in Net Assets	153,020,238	(8,932,202)

NET ASSETS:
Beginning of period	3,995,633	12,927,835

End of period	$157,015,871	$3,995,633

See Notes to Financial Statements.

Institutional Enhanced Portfolio

F I N A N C I A L   H I G H L I G H T S

	2005 (1)		2004	2003 (2)

Total Return(3)	0.96	%‡	1.32%	0.69	%‡
Net Assets, End of Period (000s)	$157,016		$3,996	$12,928
Ratios to Average Net Assets:
Expenses(4)(5)	0.05	%†	0.10%	0.10	%†
Net investment income	2.31	%†	1.18%	1.28	%†
Portfolio Turnover	78%		56%	228%

(1)	For the six months ended February 28, 2005 (unaudited).
(2)	For the period March 11, 2003 (commencement of operations) to August 31, 2003.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(4)	The ratio of expenses to average net assets will not exceed 0.05% as a result of a voluntary expense limitation, which may be terminated at any time.
(5)	The Portfolio’s Manager waived a portion of its fees for the six months ended February 28, 2005 and the year ended August 31, 2004 and the period ended August 31, 2003. If such fees were not waived and/or reimbursed, the expense ratios would have been 0.32% (annualized), 1.15% and 1.03% (annualized), respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

Institutional Enhanced Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited)

1. Organization and Significant Accounting Policies

Institutional Enhanced Portfolio (the “Portfolio”) is a separate diversified series of Institutional Portfolio (the “Trust”), an open-end diversified management investment company organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

The following are significant accounting policies consistently followed by the Portfolio. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimates.

     A. Valuation of Investments. Short-term obligation instruments with less than 60 days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value.

Debt securities are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques.

     B. Investment Income and Expenses. Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

     C. Federal Income Taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

     D. Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

Institutional Enhanced Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

     E. Other. Purchases, maturities and sales of investments are accounted for on the date of the transaction.

2. Management Agreement and Other Transactions with Affiliates

The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.18% of the Fund’s average daily net assets. The management fee amounted to $25,737, all of which was voluntarily waived for the six months ended February 28, 2005. Such waiver is voluntary and may be terminated at any time at the discretion of the Manager.

The Manager has voluntarily agreed to pay a portion of the unwaived expenses of the Portfolio for the six months ended February 28, 2005, which amounted to $41,511 to maintain a voluntary expense limitation of average daily net assets of 0.05% . This voluntary expense limitation may be discontinued at any time.

The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions

Purchases and sales of investments other than short-term obligations aggregated $46,807,925 and $13,456,750, respectively, for the six months ended February 28, 2005.

At February 28, 2005 the aggregate gross unrealized appreciation (depreciation) for federal income tax purposes was:

Gross unrealized appreciation	$2,634
Gross unrealized depreciation	(23,596)

Net unrealized depreciation	$(20,962)

4.Trustee Retirement Plan

The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the

Institutional Enhanced Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the plan are unfunded. Three former Trustees are currently receiving payments under the plan. In addition, two other former Trustees received a lump sum payment under the plan. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2005 and the related liability at February 28, 2005 was not material.

5. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of,

Institutional Enhanced Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (unaudited) (continued)

and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Portfolio did not implement the contractual arrangement described above and will not receive any payments.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a) Not applicable.

Exhibit 99.CODE ETH

(b) Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Institutional Portfolio

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Institutional Portfolio

Date:	May 6, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Institutional Portfolio

Date:	May 6, 2005

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Institutional Portfolio

Date:	May 6, 2005